DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Schedule Of Deposit Liabilities Disclosures [Table Text Block]
Deposits consist of the following major classifications at June 30:

(in thousands)	2013	2012

Non-interest bearing checking accounts	$3,807	$1,704
Checking accounts	11,526	7,615
Savings accounts	47,050	36,913
Money market demand deposits	13,664	4,837
Total demand, transaction and passbook deposits	76,047	51,069
Certificates of deposit:
Original maturities of:
Less than 12 months	95,967	3,940
12 months to 36 months	49,278	72,405
More than 36 months	9,689	7,138
Total certificates of deposit	154,934	83,483
Total deposits	$230,981	$134,552

Schedule Of Certificates Of Deposit Fiscal Year Maturity [Table Text Block]	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2013

2014	$94,560
2015	34,586
2016	15,743
2017	5,778
2018 and thereafter	4,270
$154,934